Earnings Per Share ("EPS") (Computation of Earnings Per Share) (Details) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Basic [Member] KRW	Dec. 31, 2009 Basic [Member] KRW	Dec. 31, 2008 Basic [Member] KRW	Dec. 31, 2010 Diluted [Member] KRW		Dec. 31, 2009 Diluted [Member] KRW		Dec. 31, 2008 Diluted [Member] KRW
Net income (loss)	$ (524,080)	(592,524,000)	718,569,000	1,332,938,000
Net income (loss) attributable to noncontrolling interests, net of tax	(3,900)	(4,409,000)	(2,072,000)	6,974,000
Net income(loss) attributable to stockholders	(520,180)	(588,115,000)	720,641,000	1,325,964,000	(588,115,000)	720,641,000	1,325,964,000	(588,115,000)		720,641,000		1,325,964,000
Weighted average common shares outstanding applicable to basic EPS (In thousands)	343,029	343,029	325,397	330,498	343,029	325,397	330,498
Dilutive effect of stock options
Adjusted weighted average common shares outstanding applicable to diluted EPS (In thousands)	343,029	343,029	325,397	330,498				343,029	[1]	325,397	[1]	330,498	[1]
Net income (loss) attributable to stockholders, basic earnings per share	$ (1.516)	(1,714.000)	2,215.000	4,012.000	(1,714.000)	2,215.000	4,012.000
Net income (loss) attributable to stockholders, diluted earnings per share	$ (1.516)	(1,714.000)	2,215.000	4,012.000				(1,714.000)		2,215.000		4,012.000
Stock options excluded from the computation of diluted earnings per share, total	0	0	0	0

[1]	The numbers of weighted average common shares outstanding in 2008 and 2009 were adjusted by the effect of stocks issuance in September 2009 whose exercise price at issuance was less than the fair value of the stock. Additionally, the stock issuance contains a bonus element that is somewhat similar to a stock dividend. Therefore, the basic EPS was adjusted retroactively for the bonus element for all periods presented.